Notes Related to the Consolidated Statement of Income (Loss) - Summary of Personal Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits expense [line items]
Wages and salaries	€ 11,000	€ 7,218	€ 4,857
Share-based payments (employees and executives)	2,007	1,475	1,164
Social security expenses	3,831	2,911	1,973
Total personnel expenses	16,838	11,604	7,995
Research and development expenses [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	7,279	5,229	3,371
Share-based payments (employees and executives)	1,158	833	674
Social security expenses	2,476	1,854	1,237
Total personnel expenses	10,914	7,916	5,282
Other research and development expenses [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	1,887	1,200	701
Share-based payments (employees and executives)	334	292	142
Social security expenses	792	596	369
Total personnel expenses	3,013	2,088	1,211
Clinical studies [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	5,393	4,028	2,670
Share-based payments (employees and executives)	824	541	532
Social security expenses	1,684	1,259	868
Total personnel expenses	7,901	5,828	4,070
General and administrative expense [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	3,721	1,990	1,486
Share-based payments (employees and executives)	849	642	490
Social security expenses	1,355	1,057	736
Total personnel expenses	€ 5,925	€ 3,688	€ 2,713